Annual Fund Operating Expenses - AMERICAN FUNDS MORTGAGE FUND	Oct. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 01, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.67%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.69%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.42%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.45%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.91%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.64%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.38%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.40%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.31%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.38%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.35%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.62%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.32%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.26%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.03%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.41%

[1]	Restated to reflect current fees.
[2]	The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least November 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.